Stock-Based Compensation Arrangements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
STOCK BASED COMPENSATION
Stock-Based Compensation Arrangements

7.                                      STOCK BASED COMPENSATION

All share and per share information presented gives effect to the reverse stock split, which occurred on August 24, 2012.

Stock based compensation has been in the consolidated statement of operations for the three and six months ended September 30, 2011 and 2012 as shown in the following table:

	For the three months ended September 30,		For the nine months ended September 30,
	2011	2012	2011	2012
	($000s)
Research and development	39	16	130	49
General and administrative	171	59	515	202
Income (loss) from discontinued operations, net of tax	11	1	32	36
Stock-based compensation costs before income taxes	221	76	677	287

At the Company’s annual shareholder meeting on May 23, 2012, the stockholders approved and amended the number of shares reserved under the 2006 Plan to 10,000,000 shares of the Company’s common stock, up from 5,200,000 shares. Stock option awards granted under the 2006 Plan have a maximum life of 10 years and generally vest over a four-year period from the date of grant.

A summary of activity for the options under the Company’s 2006 Plan for the nine months ended September 30, 2012 is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
				($000s)

Options outstanding at December 31, 2011	502,253	$26.11	6.44	140
Granted	33,571	$3.29
Exercised	(15,438)	$3.06
Expired	—	—
Cancelled / forfeited	(39,970)	$20.03
Options outstanding at September 30, 2012	480,416	$25.76	5.84	212
Unvested at September 30, 2012	77,607	$9.00	8.67	36
Vested and exercisable at September 30, 2012	402,809	$28.99	5.30	176

ASC 718 requires compensation expense associated with share-based awards to be recognized over the requisite service period, which for the Company is the period between the grant date and the date the award vests or becomes exercisable. Most of the awards granted by the Company (and still outstanding), vest ratably over four years, with 1/4 of the award vesting one year from the date of grant and 1/48 of the award vesting each month thereafter.  However, certain awards made to executive officers vest over three to five years, depending on the terms of their employment with the Company. In addition, recent awards made to rank-in-file employees vest ratably over three to four years, with 1/36 to 1/48 of the award vesting each month.

The Company estimates the grant date fair value of stock option awards using the Black-Scholes option-pricing model with the following assumptions for stock option grants to employees and directors for the nine months ended September 30, 2011 and 2012:

	For the nine months ended September 30,
	2011	2012
Expected term	5 — 6 yrs.	6 yrs.
Risk free interest rate	1.47 — 2.29%	0.95%
Expected volatility	93 — 99%	98%
Expected dividend yield over expected term	—	—
Resulting weighted average grant fair value	$8.05	$2.52

There were 28,500 and 33,571 options granted during the nine months ended September 30, 2011 and 2012, respectively. For grants made during the nine months ended September 30, 2011 and 2012, the expected term assumption was estimated using past history of early exercise behavior and estimated expectations of future exercise behavior. Starting with the December 2010 annual grants to the Company’s employees, the Company began to rely exclusively on its historical volatility as an input to the option pricing model as the Company’s management believes that this rate will be representative of future volatility over the expected term of the options. Prior to December 2010, because the Company had been publicly traded for a limited period, the expected volatility assumption was based on the historical volatility of peer companies over the expected term of the option awards.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. This analysis is evaluated quarterly and the forfeiture rate adjusted as necessary.  Ultimately, the actual expense recognized over the requisite service period is based on only those shares that vest.

Estimates of pre-vesting option forfeitures are based on the Company’s experience. For outstanding options, the Company uses a forfeiture rate of 0 — 30% depending on when and to whom the options are granted. The Company adjusts its estimate of forfeitures over the requisite service period based on the extent to which actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative adjustment in the period of change and may impact the amount of compensation expense to be recognized in future periods.

The weighted average risk-free interest rate represents interest rate for treasury constant maturities published by the Federal Reserve Board. If the term of available treasury constant maturity instruments is not equal to the expected term of an employee option, Cyclacel uses the weighted average of the two Federal Reserve securities closest to the expected term of the employee option.

During the nine months ended September 30, 2011, 948 stock options were exercised resulting in approximately $3,000 of cash proceeds to the Company.  During the nine months ended September 30, 2012, there were 15,438 stock options exercised totaling approximately $48,000 in proceeds. As the Company presently has tax loss carry forwards from prior periods and expects to incur tax losses during the year ended December 31, 2012, the Company is not able to benefit from the deduction for exercised stock options in the current reporting period.

Restricted Stock

In November 2008, the Company issued 7,143 shares of restricted common stock to an employee subject to certain forfeiture provisions. Specifically, one quarter of the award vests one year from the date of grant and 1/48 of the award effectively vests each month thereafter.  This restricted stock grant was accounted for at fair value at the date of grant and an expense is recognized during the vesting term. Summarized information for the restricted stock grant for the nine months ended September 30, 2012 is as follows:

	Restricted Stock	Weighted Average Grant Date Value Per Share
Non-vested at December 31, 2011	1,632	$3.08
Vested	(1,341)	$3.08
Non-vested at September 30, 2012	291	$3.08

Restricted Stock Units

In November 2008 and December 2011, respectively, the Company issued 13,100 and 34,000 restricted stock units to senior executives.  Each unit entitles the holder to receive a share of the Company’s common stock.

During the first quarter of 2012, the Company issued approximately 12,281 restricted stock units to employees as part of its annual grant.

The 2008 grants vest over four years and the 2011 and 2012 grants vest over three years.  A restricted stock unit grant is accounted for at fair value at the date of grant which is equivalent to the market price of a share of the Company’s common stock, and an expense is recognized over the vesting term. Summarized information for restricted stock grants for the nine months ended September 30, 2012 is as follows:

	Restricted Stock Units	Weighted Average Grant Date Value Per Share
Non-vested at December 31, 2011	36,463	$5.60
Granted	12,281	$3.85
Forfeited	(6,904)	$4.99
Vested	(2,010)	$3.08
Non-vested at September 30, 2012	39,830	$5.32

12                                  Stock-Based Compensation Arrangements

All stock-based compensation information presented gives effect to the reverse stock split, which occurred on August 24, 2012.

ASC 718 requires compensation expense associated with share-based awards to be recognized over the requisite service period, which for the Company is the period between the grant date and the date the award vests or becomes exercisable. Most of the awards granted by the Company (and still outstanding), vest ratably over four years, with ¼ of the award vesting one year from the date of grant and 1/48 of the award granted vesting each month thereafter. Annual awards granted in December 2010 vest 1/48 of the award each month after the grant date. Certain awards made to executive officers vest over three to five years, depending on the terms of their employment with the Company.

The Company recognizes all share-based awards issued after the adoption of ASC 718 under the straight-line attribution method. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company evaluates its forfeiture assumptions quarterly and the expected forfeiture rate is adjusted when necessary. Ultimately, the actual expense recognized over the vesting period is based on only those shares that vest.

Stock based compensation has been reported within expense line items on the consolidated statement of operations for 2009, 2010 and 2011 as shown in the following table:

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
	$000	$000	$000
Research and development	271	351	171
Selling, general and administrative	484	1,344	669
Discontinued operations	55	51	42
Stock-based compensation costs before income taxes	810	1,746	882

2006 Plans

On March 16, 2006, Xcyte stockholders approved the adoption of the 2006 Plans, under which Cyclacel, may make equity incentive grants to its officers, employees, directors and consultants. On May 14, 2008, at the Company’s annual stockholders meeting, the stockholders increased the number of shares reserved under the 2006 Plans to 5.2 million shares of common stock from 3.0 million shares of common stock.

During 2011, the Company granted approximately 28,500 options to employees and directors with a grant date fair value of approximately $0.2 million, of which approximately $24,000 has been recorded as compensation cost in the consolidated statement of operations for the year ended December 31, 2011. During 2010, the Company granted approximately 0.1 million options to employees and directors with a grant date fair value of approximately $0.6 million, of which approximately $50,000 was expensed in 2010. During 2009, the Company granted approximately 32,000 options to employees and directors with a grant date fair value of $0.1 million, of which $28,000 was expensed in 2009. The weighted average grant-date fair value of options granted during 2011, 2010, and 2009 was $8.05, $9.80 and $2.73 respectively.

As of December 31, 2011, the total remaining unrecognized compensation cost related to the non-vested stock options amounted to approximately $0.5 million, which will be amortized over the weighted-average remaining requisite service period of 2.88 years.

During the years ended December 31, 2009, 2010 and 2011, the Company did not settle any equity instruments with cash.

The Company received $3,000 from the exercise of 948 stock options during 2011. The total intrinsic value of options exercised during 2011 was approximately $1,000. The Company received approximately $0.1 million from the exercise of 24,901 stock options during 2010. The total intrinsic value of options exercised during 2010 was approximately $0.2 million. The Company received $7,000 from the exercise of 2,454 options during 2009. The total intrinsic value of options exercised during 2009 was approximately $11,000.

Outstanding Options

A summary of the share option activity and related information is as follows:

Cyclacel Pharmaceuticals, Inc.	Number of options outstanding	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at December 31, 2009	478,554	$29.47	7.76	$698
Granted	86,758	$12.74
Exercised	(24,901)	$3.01
Cancelled/forfeited	(41,849)	$31.78
Options outstanding at December 31, 2010	498,562	$27.72	7.22	$938
Granted	28,500	$10.64
Exercised	(948)	$2.87
Cancelled/forfeited	(23,865)	$40.53
Options outstanding at December 31, 2011	502,249	$26.11	6.44	$140
Unvested at December 31, 2011	90,237	$12.11	8.75	$3
Vested and exercisable at December 31, 2011	412,012	$29.19	5.93	$136

The following table summarizes information about options outstanding at December 31, 2011:

Exercise price ($)	Number outstanding	Weighted Average remaining contractual life	Number exercisable
2.03 — 13.86	217,130	7.77	144,770
15.05 — 34.65	53,983	7.15	36,713
36.82 — 40.67	72,602	5.82	71,996
44.10 — 48.65	127,320	4.57	127,319
54.60 — 105.00	31,214	4.93	31,214
	502,249		412,012

The fair value of the stock options granted is calculated using the Black-Scholes option-pricing model as prescribed by ASC 718 using the following assumptions:

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Expected term (years)	0.75 — 5 Yrs	5 — 6 Yrs	5 — 6 Yrs
Risk free interest rate	0.325 — .84%	1.64 — 2.96%	1.47 — 2.29%
Volatility	65 — 169%	90 — 102%	93 — 99%
Dividends	0.00%	0.00%	0.00%
Resulting weighted average grant date fair value	$2.73	$9.80	$8.05

The expected term assumption was estimated using past history of early exercise behavior and expectations about future behaviors. Starting with the December 2010 annual grants to the Company’s employees, the Company relied exclusively on its historical volatility as an input to the option pricing model as management believes that this rate will be representative of future volatility over the expected term of the options. Before December 2010, due to the Company’s limited existence of being a public company, the expected volatility assumption has been based on the historical volatility of peer companies over the expected term of the option awards.

Estimates of pre-vesting option forfeitures are based on the Company’s experience. Currently the Company uses a forfeiture rate of 0 — 50% depending on when and to whom the options are granted. The Company adjusts its estimate of forfeitures over the requisite service period based on the extent to which actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative adjustment in the period of change and may impact the amount of compensation expense to be recognized in future periods.

The Company considers many factors when estimating expected forfeitures, including types of awards, employee class, and historical experience. During the years ended December 31, 2009, 2010 and 2011, the Company recognized income of $0.5 million, an expense of $0.5 million and an expense of approximately $38,000, respectively, as a result of revised forfeiture rates.

The weighted average risk-free interest rate represents interest rate for treasury constant maturities published by the Federal Reserve Board. If the term of available treasury constant maturity instruments is not equal to the expected term of an employee option, Cyclacel uses the weighted average of the two Federal Reserve securities closest to the expected term of the employee option.

The Company received approximately $3,000 from the exercise of 948 options during 2011. The Company received approximately $0.1 million from the exercise of 24,902 options during 2010. No income tax benefits were recorded because ASC 718 prohibits recognition of tax benefits for exercised stock options until such benefits are realized. As Cyclacel incurred tax losses in 2010 and 2011, the Company was not able to benefit from the deduction for exercised stock options in the current reporting period.

Related to the workforce reduction in the second and third quarters of 2009, the Company amended the exercise period in which the employees would be able to exercise their vested stock options from thirty (30) days post termination date to nine months. In addition, the Company allowed the individuals to continue to vest stock options until November 18, 2009 as if they were still employed in recognition of past work. In accordance with ASC 718, the Company considered this a Type III modification and thus recorded stock-based compensation expense of $0.3 million during the second and third quarters of 2009.

Restricted Stock

In November 2008, the Company issued 7,142 shares of restricted common stock to an employee subject to certain forfeiture provisions. Specifically, one quarter of the award vests one year from the date of grant and 1/48 of the award effectively vests each month thereafter. This restricted stock grant was accounted for at fair value at the date of grant and an expense is recognized during the vesting term. As of December 31, 2011, the total remaining unrecognized compensation cost related to the non-vested restricted stock amounted to approximately $3,000, which will be amortized over the weighted-average remaining requisite service period of 0.88 years. Summarized information for restricted stock activity for the years ended December 31, 2010 and 2011 is as follows:

	Restricted Stock	Weighted Average Grant Date Value Per Share
Non-vested at December 31, 2009	5,204	$3.08
Vested	(1,786)	$3.08
Non-vested at December 31, 2010	3,418	$3.08
Vested	(1,786)	$3.08
Non-vested at December 31, 2011	1,632	$3.08

Restricted Stock Units

The Company issued 13,100 and 34,000 restricted stock units, each of which entitles the holders to receive a share of the Company’s common stock, to senior executives of the Company in November 2008 and December 2011, respectively. The 2008 grants vest over four years and the 2011 grants vest over three years. A restricted stock unit grant is accounted for at fair value at the date of grant which is equivalent to the market price of a share of the Company’s common stock, and an expense is recognized over the vesting term. As of December 31, 2011, the total remaining unrecognized compensation cost related to the non-vested restricted stock amounted to $0.1 million, which will be amortized over the weighted-average remaining requisite service period of 2.78 years. Summarized information for restricted stock units activity for the years ended December 31, 2010 and 2011 is as follows:

	Restricted Stock Units	Weighted Average Grant Date Value Per Share
Non-vested at December 31, 2009	7,812	$3.08
Vested	(2,670)	$3.08
Non-vested at December 31, 2010	5,142	$3.08
Granted	34,000	$5.81
Vested	(2,679)	$3.08
Non-vested at December 31, 2011	36,463	$5.60